Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 2.2%
224,005	Berry Global, Inc. 7.182% (1-Month Term SOFR+175 basis points), 7/2/2029[2,3,4]	$224,167
245,643	Citadel Securities LP 7.586% (1-Month Term SOFR+225 basis points), 7/29/2030[2,3,4]	245,713
250,000	Hilton Domestic Operating Co., Inc. 7.179% (1-Month Term SOFR+175 basis points), 6/21/2028[2,3,4]	250,803
248,082	KFC Holding Co. 7.191% (1-Month Term SOFR+175 basis points), 3/15/2028[2,3,4]	248,248
250,000	Match Group, Inc. 7.233% (1-Month Term SOFR+175 basis points), 2/16/2027[2,3,4]	250,000
187,500	SkyMiles IP Ltd. 8.558% (3-Month Term SOFR+375 basis points), 10/20/2027[2,3,4,5]	193,613
244,888	Trans Union LLC 7.176% (1-Month Term SOFR+175 basis points), 11/16/2026[2,3,4]	245,069
234,540	Vistra Operations Co. LLC 0.000% (1-Month Term SOFR+175 basis points), 12/31/2025[2,3,4]	234,577
	Total Bank Loans
	(Cost $1,871,190)	1,892,190
	BONDS — 95.7%
	ASSET-BACKED SECURITIES — 71.9%
834,501	Ally Auto Receivables Trust Series 2023-1, Class A2, 5.760%, 11/15/2026[3]	835,313
900,000	American Express Credit Account Master Trust 0.900%, 11/15/2026[3]	873,887
747,649	AMMC CLO Ltd. 6.696% (3-Month Term SOFR+138 basis points), 1/15/2032[3,6]	748,017
899,282	Apidos CLO XV Series 2013-15A, Class A1RR, 6.589% (3-Month Term SOFR+127.16 basis points), 4/20/2031[3,4,6]	899,745
1,425,734	Ares CLO Ltd. Series 2016-40A, Class A1RR, 6.446% (3-Month Term SOFR+113.16 basis points), 1/15/2029[3,4,6]	1,427,303
800,000	BA Credit Card Trust Series 2021-A1, Class A1, 0.440%, 9/15/2026[3]	798,351
1,236,639	BlueMountain Fuji U.S. Clo I Ltd. Series 2017-1A, Class A1R, 6.559% (3-Month Term SOFR+124.16 basis points), 7/20/2029[3,4,6]	1,236,165
846,920	BlueMountain Fuji U.S. CLO II Ltd. Series 2017-2A, Class A1AR, 6.579% (3-Month Term SOFR+126.16 basis points), 10/20/2030[3,4,6]	847,471
459,437	Capital One Prime Auto Receivables Trust Series 2021-1, Class A3, 0.770%, 9/15/2026[3]	446,565

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,416,477	Carbone Clo Ltd. Series 2017-1A, Class A1, 6.719% (3-Month Term SOFR+140.16 basis points), 1/20/2031[3,4,6]	$1,417,964
1,201,858	Carlyle U.S. CLO, Ltd. Series 2017-1A, Class A1R, 6.579% (3-Month Term SOFR+126.16 basis points), 4/20/2031[3,4,6]	1,204,513
	CarMax Auto Owner Trust
738,585	5.230%, 1/15/2026	737,973
491,850	Series 2021-2, Class A3, 0.520%, 2/17/2026[3]	483,832
1,369,540	CBAM 2018-6 Ltd. Series 2018-6A, Class A1R, 6.846% (3-Month Term SOFR+153.16 basis points), 1/15/2031[3,4,6]	1,372,840
	CIFC Funding Ltd.
292,968	Series 2015-3A, Class AR, 6.441% (3-Month Term SOFR+113.16 basis points), 4/19/2029[3,4,6]	292,742
918,886	Series 2018-1A, Class A, 6.560% (3-Month Term SOFR+126.16 basis points), 4/18/2031[3,4,6]	921,061
467,679	Series 2013-3RA, Class A1, 6.560% (3-Month Term SOFR+124.16 basis points), 4/24/2031[3,4,6]	468,824
975,860	Series 2018-3A, Class A, 6.660% (3-Month Term SOFR+136.16 basis points), 7/18/2031[3,4,6]	978,216
	Citizens Auto Receivables Trust
254,237	Series 2024-1, Class A1, 5.616%, 1/15/2025[3,6]	254,291
500,000	Series 2024-1, Class A2A, 5.430%, 10/15/2026[3,6]	499,709
246,034	CNH Equipment Trust Series 2022-C, Class A2, 5.420%, 7/15/2026[3]	245,922
1,386,228	Crestline Denali CLO XIV Ltd. Series 2016-1A, Class AR2, 6.717% (3-Month Term SOFR+140.16 basis points), 10/23/2031[3,4,6]	1,385,718
1,035,000	Dell Equipment Finance Trust Series 2023-1, Class A3, 5.650%, 9/22/2028[3,6]	1,037,924
343,118	DLLAD LLC Series 2023-1A, Class A2, 5.190%, 4/20/2026[3,6]	342,262
	Dryden CLO Ltd.
871,382	Series 2018-64A, Class A, 6.530% (3-Month Term SOFR+123.16 basis points), 4/18/2031[3,4,6]	873,189
946,276	Series 2018-57A, Class A, 6.579% (3-Month Term SOFR+127.16 basis points), 5/15/2031[3,4,6]	948,177
	Dryden Senior Loan Fund
591,382	Series 2017-47A, Class A1R, 6.556% (3-Month Term SOFR+124.16 basis points), 4/15/2028[3,4,6]	592,614

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
715,539	Series 2013-30A, Class AR, 6.389% (3-Month Term SOFR+108.16 basis points), 11/15/2028[3,4,6]	$713,938
430,934	Series 2015-41A, Class AR, 6.546% (3-Month Term SOFR+123.16 basis points), 4/15/2031[3,4,6]	431,965
972,703	Series 2015-40A, Class AR, 6.669% (3-Month Term SOFR+136.16 basis points), 8/15/2031[3,4,6]	975,748
361,012	Fifth Third Auto Trust Series 2023-1, Class A2A, 5.800%, 11/16/2026[3]	361,336
	Flatiron CLO Ltd.
315,491	Series 2017-1A, Class AR, 6.549% (3-Month Term SOFR+124.16 basis points), 5/15/2030[3,4,6]	316,274
1,500,000	Series 2019-1A, Class AR, 6.667% (3-Month Term SOFR+134.16 basis points), 11/16/2034[3,4,6]	1,500,375
	Ford Credit Auto Lease Trust
189,077	Series 2022-A, Class A3, 3.230%, 5/15/2025[3]	188,772
176,838	Series 2023-A, Class A2A, 5.190%, 6/15/2025[3]	176,783
275,444	Ford Credit Auto Owner Trust Series 2023-A, Class A2A, 5.140%, 3/15/2026[3]	274,925
650,000	Ford Credit Floorplan Master Owner Trust A Series 2019-4, Class A, 2.440%, 9/15/2026[3]	641,009
957,891	Galaxy CLO Ltd. Series 2013-15A, Class ARR, 6.546% (3-Month Term SOFR+123.16 basis points), 10/15/2030[3,4,6]	957,525
670,851	Gilbert Park CLO Ltd. Series 2017-1A, Class A, 6.766% (3-Month Term SOFR+145.16 basis points), 10/15/2030[3,4,6]	672,360
	GM Financial Automobile Leasing Trust
200,529	Series 2022-1, Class A3, 1.900%, 3/20/2025[3]	200,043
750,000	Series 2024-1, Class A2A, 5.180%, 6/22/2026[3]	748,664
	GM Financial Consumer Automobile Receivables Trust
19,161	Series 2020-4, Class A3, 0.380%, 8/18/2025[3]	19,134
32,924	Series 2021-1, Class A3, 0.350%, 10/16/2025[3]	32,665
620,109	Series 2020-3, Class A4, 0.580%, 1/16/2026[3]	613,178
645,776	Series 2023-1, Class A2A, 5.190%, 3/16/2026[3]	644,992
910,226	Series 2022-2, Class A3, 3.100%, 2/16/2027[3]	894,130
1,054,010	Goldentree Loan Management U.S. Clo 2 Ltd. Series 2017-2A, Class AR, 6.489% (3-Month Term SOFR+117.16 basis points), 11/20/2030[3,4,6]	1,054,330
659,802	Grippen Park CLO Ltd. Series 2017-1A, Class A, 6.839% (3-Month Term SOFR+152.16 basis points), 1/20/2030[3,4,6]	661,551

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
693,715	Harley-Davidson Motorcycle Trust Series 2023-B, Class A2, 5.920%, 12/15/2026[3]	$694,974
65,250	Honda Auto Receivables Owner Trust Series 2021-1, Class A3, 0.270%, 4/21/2025[3]	64,879
	Hyundai Auto Lease Securitization Trust
1,000,000	Series 2023-A, Class A3, 5.050%, 1/15/2026[3,6]	997,018
843,268	Series 2021-C, Class B, 0.760%, 2/17/2026[3,6]	841,438
667,909	Hyundai Auto Receivables Trust Series 2021-C, Class A3, 0.740%, 5/15/2026[3]	653,108
451,135	John Deere Owner Trust Series 2023-A, Class A2, 5.280%, 3/16/2026[3]	450,419
422,917	LCM XIV LP Series 14A, Class AR, 6.619% (3-Month Term SOFR+130.16 basis points), 7/20/2031[3,4,6]	422,711
1,040,000	LCM XVIII LP Series 18A, Class BR, 7.179% (3-Month Term SOFR+186.16 basis points), 4/20/2031[3,4,6]	1,041,629
671,135	Madison Park Funding Ltd. Series 2013-11A, Class AR2, 6.477% (3-Month Term SOFR+116.16 basis points), 7/23/2029[3,4,6]	671,336
905,000	Magnetite XVIII Ltd. Series 2016-18A, Class DR, 8.269% (3-Month Term SOFR+296.16 basis points), 11/15/2028[3,4,6]	903,246
600,000	Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3, 4.740%, 1/15/2027[3]	596,539
1,409,924	Neuberger Berman Loan Advisers CLO Ltd. Series 2017-26A, Class AR, 6.480% (3-Month Term SOFR+118.16 basis points), 10/18/2030[3,4,6]	1,412,823
	OCP CLO Ltd.
1,138,640	Series 2014-7A, Class A1RR, 6.699% (3-Month Term SOFR+138.16 basis points), 7/20/2029[3,4,6]	1,140,852
1,413,494	Series 2017-13A, Class A1AR, 6.536% (3-Month Term SOFR+122.16 basis points), 7/15/2030[3,4,6]	1,416,102
500,000	Series 2014-6A, Class BR, 7.728% (3-Month Term SOFR+241.16 basis points), 10/17/2030[3,4,6]	500,004
579,811	Porsche Financial Auto Securitization Trust Series 2023-1A, Class A2, 5.420%, 12/22/2026[3,6]	579,572
1,589,025	Rad CLO 2 Ltd. Series 2018-2A, Class AR, 6.656% (3-Month Term SOFR+134.16 basis points), 10/15/2031[3,4,6]	1,592,375
500,000	Rad CLO 3 Ltd. Series 2019-3A, Class A, 7.056% (3-Month Term SOFR+174.16 basis points), 4/15/2032[3,4,6]	500,112

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
635,456	Regatta VIII Funding Ltd. Series 2017-1A, Class A, 6.828% (3-Month Term SOFR+151.16 basis points), 10/17/2030[3,4,6]	$636,909
817,031	Rockford Tower CLO Ltd. Series 2018-1A, Class A, 6.681% (3-Month Term SOFR+136.16 basis points), 5/20/2031[3,4,6]	818,660
500,000	Signal Peak CLO 2 LLC Series 2015-1A, Class BR2, 7.079% (3-Month Term SOFR+176.16 basis points), 4/20/2029[3,4,6]	499,500
	Stratus CLO Ltd.
155,307	Series 2021-3A, Class A, 6.529% (3-Month Term SOFR+121.16 basis points), 12/29/2029[3,4,6]	155,338
625,000	Series 2021-1A, Class C, 7.329% (3-Month Term SOFR+201.16 basis points), 12/29/2029[3,4,6]	623,128
990,063	Symphony CLO XVI Ltd. Series 2015-16A, Class AR, 6.726% (3-Month Term SOFR+141.16 basis points), 10/15/2031[3,4,6]	992,399
169,318	Symphony Static CLO Ltd. Series 2021-1A, Class A, 6.416% (3-Month Term SOFR+109.16 basis points), 10/25/2029[3,4,6]	169,407
758,332	TICP CLO X Ltd. Series 2018-10A, Class A, 6.579% (3-Month Term SOFR+126.16 basis points), 4/20/2031[3,4,6]	758,901
751,034	Toyota Auto Receivables Owner Trust Series 2023-B, Class A2A, 5.280%, 5/15/2026[3]	750,191
752,689	Toyota Lease Owner Trust Series 2023-A, Class A2, 5.300%, 8/20/2025[3,6]	751,865
1,326,971	Voya CLO 2019-1 Ltd. Series 2019-1A, Class AR, 6.636% (3-Month Term SOFR+132.16 basis points), 4/15/2031[3,4,6]	1,328,032
	Voya CLO Ltd.
392,769	Series 2015-1A, Class A1R, 6.460% (3-Month Term SOFR+116.16 basis points), 1/18/2029[3,4,6]	392,662
427,483	Series 2017-1A, Class A1R, 6.528% (3-Month Term SOFR+121.16 basis points), 4/17/2030[3,4,6]	428,281
590,128	Series 2017-2A, Class A1R, 6.556% (3-Month Term SOFR+124.16 basis points), 6/7/2030[3,4,6]	590,570
802,503	Series 2013-2A, Class A1R, 6.556% (3-Month Term SOFR+123.16 basis points), 4/25/2031[3,4,6]	802,503
1,209,591	Wind River CLO Ltd. Series 2014-1A, Class ARR, 6.610% (3-Month Term SOFR+131.16 basis points), 7/18/2031[3,4,6]	1,209,236

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
417,682	World Omni Auto Receivables Trust Series 2021-D, Class A3, 0.810%, 10/15/2026[3]	$406,715
	World Omni Select Auto Trust
203,568	Series 2021-A, Class A3, 0.530%, 3/15/2027[3]	200,802
928,665	Series 2023-A, Class A2A, 5.920%, 3/15/2027[3]	929,999
	Total Asset-Backed Securities
	(Cost $60,946,442)	61,174,520
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
750,000	GS Mortgage Securities Corp Trust Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,6]	564,018
	Total Commercial Mortgage-Backed Securities
	(Cost $760,525)	564,018
	CORPORATE — 14.4%
	BASIC MATERIALS — 0.1%
120,000	Nucor Corp. 3.950%, 5/23/2025	118,155
	COMMUNICATIONS — 0.5%
375,000	AT&T, Inc. 6.762% (3-Month Term SOFR+144.16 basis points), 6/12/2024[4]	375,650
70,000	Verizon Communications, Inc. 6.106% (SOFR Index+79 basis points), 3/20/2026[4]	70,425
		446,075
	CONSUMER, CYCLICAL — 2.2%
275,000	American Honda Finance Corp. 6.040% (SOFR Rate+71 basis points), 1/9/2026[4]	275,682
250,000	Daimler Trucks Finance North America LLC 6.330% (SOFR Rate+100 basis points), 4/5/2024[4,6]	250,016
130,000	General Motors Financial Co., Inc. 5.950% (SOFR Rate+62 basis points), 10/15/2024[4]	130,005
225,000	Lowe's Cos., Inc. 4.000%, 4/15/2025[3]	222,004
400,000	McDonald's Corp. 3.375%, 5/26/2025[3]	391,609
400,000	Mercedes-Benz Finance North America LLC 5.200%, 8/3/2026[6]	401,043
	Toyota Motor Credit Corp.
90,000	4.450%, 5/18/2026	89,167
90,000	6.215% (SOFR Index+89 basis points), 5/18/2026[4]	90,715
		1,850,241

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL — 5.7%
250,000	Amgen, Inc. 3.625%, 5/22/2024[3]	$249,284
265,000	Baxter International, Inc. 5.763% (SOFR Index+44 basis points), 11/29/2024[4]	265,002
356,000	Biogen, Inc. 4.050%, 9/15/2025[3]	349,526
225,000	Cigna Corp. 3.250%, 4/15/2025[3]	220,074
150,000	Diageo Capital PLC 2.125%, 10/24/2024[3,5]	147,192
400,000	Elevance Health, Inc. 2.375%, 1/15/2025[3]	390,274
350,000	Gilead Sciences, Inc. 3.700%, 4/1/2024[3]	350,000
275,000	Haleon UK Capital PLC 3.125%, 3/24/2025[5]	268,563
250,000	Humana, Inc. 4.500%, 4/1/2025[3]	247,609
225,000	McCormick & Co., Inc. 3.150%, 8/15/2024[3]	222,875
400,000	Mondelez International, Inc. 1.500%, 5/4/2025[3]	383,646
225,000	Moody's Corp. 3.750%, 3/24/2025[3]	221,229
360,000	PayPal Holdings, Inc. 1.650%, 6/1/2025[3]	345,513
335,000	PepsiCo, Inc. 5.728% (SOFR Index+40 basis points), 11/12/2024[4]	335,449
275,000	Stryker Corp. 3.500%, 3/15/2026[3]	266,779
250,000	Sysco Corp. 3.750%, 10/1/2025[3]	243,907
350,000	Thermo Fisher Scientific, Inc. 1.215%, 10/18/2024[3]	341,975
		4,848,897
	ENERGY — 0.5%
	TransCanada PipeLines Ltd.
165,000	4.875%, 1/15/2026[3,5]	163,955
250,000	6.839% (SOFR Index+152 basis points), 3/9/2026[3,4,5]	250,106
		414,061

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL — 0.3%
250,000	Aon Global Ltd. 3.500%, 6/14/2024[3,5]	$248,857
	INDUSTRIAL — 2.2%
340,000	Canadian Pacific Railway Co. 1.350%, 12/2/2024[3,5]	330,657
	Caterpillar Financial Services Corp.
250,000	5.588% (SOFR Rate+27 basis points), 9/13/2024[4]	250,123
175,000	0.900%, 3/2/2026	162,092
	John Deere Capital Corp.
75,000	5.799% (SOFR Index+44 basis points), 3/6/2026[3]	75,062
340,000	6.109% (SOFR Index+79 basis points), 6/8/2026[4]	343,257
150,000	Packaging Corp. of America 3.650%, 9/15/2024[3]	148,533
365,000	Parker-Hannifin Corp. 2.700%, 6/14/2024[3]	362,824
225,000	WRKCo, Inc. 3.750%, 3/15/2025[3]	221,213
		1,893,761
	TECHNOLOGY — 1.5%
225,000	Hewlett Packard Enterprise Co. 1.450%, 4/1/2024[3]	225,000
	International Business Machines Corp.
300,000	4.000%, 7/27/2025	295,394
400,000	3.300%, 5/15/2026	386,083
400,000	Oracle Corp. 2.650%, 7/15/2026[3]	378,643
		1,285,120
	UTILITIES — 1.4%
150,000	Avangrid, Inc. 3.150%, 12/1/2024[3]	147,464
280,000	Dominion Energy, Inc. 3.300%, 3/15/2025[3]	274,230
225,000	Eversource Energy 0.800%, 8/15/2025[3]	210,788
	NextEra Energy Capital Holdings, Inc.
125,000	4.255%, 9/1/2024	124,181
70,000	4.950%, 1/29/2026	69,695
60,000	6.093% (SOFR Index+76 basis points), 1/29/2026[4]	60,115

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
300,000	Southern Co. 3.250%, 7/1/2026[3]	$288,418
		1,174,891
	Total Corporate
	(Cost $12,324,986)	12,280,058
	U.S. GOVERNMENT — 8.7%
	United States Treasury Bill
750,000	5.132%, 6/6/2024	742,833
1,500,000	5.122%, 6/20/2024	1,482,628
500,000	5.091%, 6/27/2024	493,702
1,250,000	5.175%, 7/2/2024	1,233,361
1,250,000	5.181%, 7/18/2024	1,230,657
1,250,000	5.161%, 7/25/2024	1,229,458
1,000,000	5.164%, 8/8/2024	981,658
	Total U.S. Government
	(Cost $7,394,482)	7,394,297
	Total Bonds
	(Cost $81,426,435)	81,412,893

Number of Shares
	SHORT-TERM INVESTMENTS — 2.3%
1,968,696	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 5.13%[7,8]	$1,968,696
	Total Short-Term Investments
	(Cost $1,968,696)	1,968,696
	TOTAL INVESTMENTS — 100.2%
	(Cost $85,266,321)	85,273,779
	Liabilities in Excess of Other Assets — (0.2)%	(184,968)
	TOTAL NET ASSETS — 100.0%	$85,088,811

[1]	Local currency.

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $48,424,497 which represents 56.91% of total net assets of the Fund.
[7]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $542,328, which represents 0.64% of total net assets of the Fund.
[8]	The rate is the annualized seven-day yield at period end.